Fair Value Measurements: (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 239,232	$ 541,216
Marketable securities fair value total	239,232	541,216
Convertible notes and interest notes fair value level two	0	77,164,724
Convertible notes and interest notes fair value total	$ 0	$ 77,164,724